Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Common Stock, par value	$ 0.10	$ 0.10
Common Stock, shares authorized	220.0	220.0
Common Stock, shares issued	86.0	75.4
Treasury Stock, shares	6.8	4.9